Cover Page	Jan. 01, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 01, 2022
Entity Registrant Name	Federal Realty Investment Trust
Entity Central Index Key	0000034903
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	1-07533
Entity Tax Identification Number	87-3916363
Entity Address, Address Line One	909 Rose Avenue, Suite 200
Entity Address, City or Town	North Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20852-4041
City Area Code	301
Local Phone Number	998-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Federal Realty OP LP [Member]
Entity Information [Line Items]
Entity Registrant Name	Federal Realty OP LP
Entity Incorporation, State or Country Code	DE
Entity File Number	333-262016-01
Entity Tax Identification Number	52-0782497
Entity Emerging Growth Company	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Common Shares of Beneficial Interest $.01 par value per share, with associated Common Share Purchase Rights [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Shares of Beneficial Interest $.01 par value per share, with associated Common Share Purchase Rights
Trading Symbol	FRT
Security Exchange Name	NYSE
Depositary Shares, each representing 1/1000 of a share of 5.00% Series C Cumulative Redeemable Preferred Stock, $.01 par value per share [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing 1/1000 of a share of 5.00% Series C Cumulative Redeemable Preferred Stock, $.01 par value per share
Trading Symbol	FRT-C
Security Exchange Name	NYSE